Condensed Schedule of Investments (USD $)	Dec. 31, 2014		Dec. 31, 2013
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts			$ 0
Unrealized Currency Loss			0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,792,535		6,652,432
Unrealized Currency Loss	(669,947)		(689,577)
Unrealized Currency Loss Percentage of Partners' Capital (in hundredths)	(0.57%)		(0.47%)
Net fair value	5,792,535		6,652,432
Fair value Percentage of Partners' Capital (in hundredths)	4.91%		4.54%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,307,965		3,023,628
Percentage of Partners' Capital (in hundredths)	1.11%		2.07%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,909,532)		(1,214,349)
Percentage of Partners' Capital (in hundredths)	(1.62%)		(0.82%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	236,709		3,462,235
Percentage of Partners' Capital (in hundredths)	0.20%		2.36%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	52,035		1,349,914
Percentage of Partners' Capital (in hundredths)	0.04%		0.92%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	2,928,753		(574,172)
Percentage of Partners' Capital (in hundredths)	2.48%		(0.39%)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,154,517		4,318,381
Percentage of Partners' Capital (in hundredths)	4.37%		2.94%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,259,593		2,107,872
Percentage of Partners' Capital (in hundredths)	3.61%		1.44%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(97,922)		32,409
Percentage of Partners' Capital (in hundredths)	(0.08%)		0.02%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	991,501		927,755
Percentage of Partners' Capital (in hundredths)	0.84%		0.63%
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,345		1,250,345
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.85%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	604,870		1,225,590
Unrealized Currency Loss	(3,465,597)		(3,447,831)
Unrealized Currency Loss Percentage of Partners' Capital (in hundredths)	(3.17%)		(2.56%)
Net fair value	604,870		1,225,590
Fair value Percentage of Partners' Capital (in hundredths)	0.55%		0.91%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	839,282		2,805,307
Percentage of Partners' Capital (in hundredths)	0.77%		2.08%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(605,582)		(204,694)
Percentage of Partners' Capital (in hundredths)	(0.55%)		(0.15%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	539,849		3,109,753
Percentage of Partners' Capital (in hundredths)	0.49%		2.31%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(775,708)		300,680
Percentage of Partners' Capital (in hundredths)	(0.71%)		0.22%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,680,723		(400,432)
Percentage of Partners' Capital (in hundredths)	1.54%		(0.30%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	3,231,185		1,868,114
Percentage of Partners' Capital (in hundredths)	2.95%		1.39%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,735,517		768,610
Percentage of Partners' Capital (in hundredths)	1.58%		0.57%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(58,649)		22,944
Percentage of Partners' Capital (in hundredths)	(0.05%)		0.02%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,565,204		497,611
Percentage of Partners' Capital (in hundredths)	1.43%		0.37%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ (10,887)		$ 578,949
Percentage of Partners' Capital (in hundredths)	(0.01%)		0.43%

[1]	Amount less than 0.005%.